Commitments and Contingencies - Schedule of Operating Lease Commitments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Commitments and Contingencies [Line Items]
Total operating lease commitments	$ 3,074	$ 2,824
Within 1 year [Member]
Disclosure of Commitments and Contingencies [Line Items]
Total operating lease commitments	705	535
Later than 1 year and not later than 5 years [Member]
Disclosure of Commitments and Contingencies [Line Items]
Total operating lease commitments	$ 2,369	2,145
Later than 5 years [member]
Disclosure of Commitments and Contingencies [Line Items]
Total operating lease commitments		$ 144